Corporate information	12 Months Ended
Dec. 31, 2018
Corporate Information [Abstract]
Corporate information
Corporate information
Aurinia Pharmaceuticals Inc. or the Company is a late clinical stage biopharmaceutical company, focused on developing and commercializing therapies to treat targeted patient populations that are suffering from serious diseases with a high unmet medical need. The Company is currently developing voclosporin, an investigational drug, for the treatment of lupus nephritis (LN), focal segmental glomerulosclerosis (FSGS), and Dry Eye Syndrome (DES).
Aurinia's head office is located at #1203-4464 Markham Street, Victoria, British Columbia, V8Z 7X8. The Company has its registered office located at #201, 17904-105 Avenue, Edmonton, Alberta, T5S 2H5 where the finance function is performed.
Aurinia Pharmaceuticals Inc. is incorporated pursuant to the Business Corporations Act (Alberta). The Company’s common shares are currently listed and traded on the NASDAQ Global Market (NASDAQ) under the symbol AUPH and on the Toronto Stock Exchange (TSX) under the symbol AUP.
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Aurinia Pharma U.S., Inc. (Delaware incorporated) and Aurinia Pharma Limited (UK incorporated).